UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard Wellington Fund Schedule of Investments August 31, 2005
	Shares	Market Value ($000)
COMMON STOCKS (64.5%)
Auto & Transportation (3.1%)
Canadian National Railway Co.	5,223,600	$346,220
Union Pacific Corp.	5,000,000	341,350
CSX Corp.	5,926,500	260,351
Norfolk Southern Corp.	2,864,800	102,016
Genuine Parts Co.	1,423,800	65,238
Canadian Pacific Railway Ltd.	1,346,700	50,946

		1,166,121

Consumer Discretionary (5.4%)
McDonald's Corp.	10,339,400	335,514
Time Warner, Inc.	15,231,400	272,947
Waste Management, Inc.	9,083,500	249,160
Kimberly-Clark Corp.	3,885,100	242,119
Viacom Inc. Class B	5,186,900	176,303
Gillette Co.	3,197,000	172,222
Gannett Co., Inc.	2,070,000	150,530
Fuji Photo Film Co., Ltd. ADR	4,235,300	137,859
Dollar General Corp.	4,660,800	88,835
Wal-Mart Stores, Inc.	1,622,700	72,956
Yum! Brands, Inc.	1,257,285	59,570
Limited Brands, Inc.	1,990,900	43,760

		2,001,775

Consumer Staples (3.4%)
Altria Group, Inc.	6,362,400	449,822
The Coca-Cola Co.	7,230,600	318,146
The Procter & Gamble Co.	3,105,000	172,265
† General Mills, Inc.	2,565,200	118,307
Coca-Cola Enterprises, Inc.	5,072,700	113,375
Colgate-Palmolive Co.	1,632,000	85,680

		1,257,595

Financial Services (11.7%)
Citigroup, Inc.	14,313,300	626,493
Bank of America Corp.	11,994,500	516,123
ACE Ltd.	6,643,100	295,020
American International Group, Inc.	4,602,900	272,492
Merrill Lynch & Co., Inc.	4,654,500	266,051
UBS AG	3,086,000	253,361
The Hartford Financial Services Group Inc.	3,355,600	245,127
MBIA, Inc.	3,825,900	221,787
State Street Corp.	4,532,000	219,032
MBNA Corp.	8,555,000	215,586
Freddie Mac	3,474,600	209,796
JPMorgan Chase & Co.	5,574,476	188,919
MetLife, Inc.	2,948,800	144,432
Marsh & McLennan Cos., Inc.	4,412,900	123,782
Ambac Financial Group, Inc.	1,801,200	123,526
First Data Corp.	2,952,700	122,685
Westpac Banking Corp. Ltd. ADR	1,408,500	105,187
PNC Financial Services Group	1,755,700	98,723
XL Capital Ltd. Class A	1,366,000	94,937
U.S. Bancorp	1,602,800	46,834

		4,389,893

Health Care (6.1%)
Abbott Laboratories	10,362,000	467,637
Eli Lilly & Co.	6,810,500	374,714
Schering-Plough Corp.	14,955,400	320,195
AstraZeneca Group PLC ADR	6,185,600	285,280
Wyeth	5,185,900	237,462
Pfizer Inc.	7,545,200	192,176
Novartis AG ADR	3,697,300	180,243
Baxter International, Inc.	3,893,100	157,009
Sanofi-Synthelabo SA ADR	1,813,503	77,545

		2,292,261

Integrated Oils (7.4%)
† Total SA ADR	4,249,200	560,214
ExxonMobil Corp.	7,640,900	457,690
Chevron Corp.	7,333,700	450,289
Royal Dutch Shell PLC ADR Class A	5,970,410	387,838
Petrol Brasil ADR	4,866,300	304,436
ConocoPhillips Co.	4,600,600	303,364
BP PLC ADR	4,434,500	303,231

		2,767,062

Other Energy (3.1%)
EnCana Corp.	11,054,804	543,786
Schlumberger Ltd.	2,842,700	245,126
Burlington Resources, Inc.	3,309,100	244,178
Anadarko Petroleum Corp.	1,552,100	141,039

		1,174,129

Materials & Processing (5.8%)
E.I. du Pont de Nemours & Co.	9,470,800	374,759
Weyerhaeuser Co.	5,652,300	367,513
Rio Tinto PLC ADR	2,031,700	290,838
International Paper Co.	7,399,700	228,281
Alcoa Inc.	8,289,600	222,078
Rohm & Haas Co.	3,590,700	155,872
Avery Dennison Corp.	2,824,800	150,957
Air Products & Chemicals, Inc.	2,584,300	143,170
Cia Vale do Rio Doce	4,041,568	138,990
Syngenta AG ADR	5,405,100	115,075

		2,187,533

Producer Durables (3.7%)
Deere & Co.	4,117,800	269,222
Parker Hannifin Corp.	3,844,000	247,707
United Technologies Corp.	3,938,300	196,915
Emerson Electric Co.	2,477,500	166,686
Caterpillar, Inc.	2,655,100	147,331
Pitney Bowes, Inc.	3,306,700	143,015
* Agilent Technologies, Inc.	4,322,000	138,995
Nokia Corp. ADR	2,641,900	41,663
Pall Corp.	1,191,000	34,063

		1,385,597

Technology (5.8%)
Microsoft Corp.	16,174,900	443,192
International Business Machines Corp.	5,228,900	421,554
General Dynamics Corp.	3,163,100	362,460
Motorola, Inc.	15,128,700	331,016
Texas Instruments, Inc.	7,815,700	255,417
Accenture Ltd.	6,051,900	147,666
* EMC Corp.	6,916,600	88,947
Hewlett-Packard Co.	3,166,400	87,899
* Corning, Inc.	1,800,500	35,938

		2,174,089

Utilities (7.5%)
Exelon Corp.	9,144,000	492,770
SBC Communications Inc.	13,083,900	315,060
* Comcast Corp. Class A	9,224,200	283,644
TXU Corp.	2,759,600	267,736
Verizon Communications Inc.	7,977,400	260,941
FPL Group, Inc.	5,489,000	236,521
Sprint Nextel Corp.	6,883,000	178,476
Pinnacle West Capital Corp.	3,508,300	157,628
† Deutsche Telekom AG ADR	7,399,100	141,175
Progress Energy, Inc.	3,000,000	130,770
Cinergy Corp.	2,681,600	118,098
ALLTEL Corp.	1,712,400	106,152
BellSouth Corp.	3,528,300	92,759
* Comcast Corp. Special Class A	290,900	8,779

		2,790,509

Other (1.5%)
General Electric Co.	14,033,100	471,652
Honeywell International Inc.	2,414,000	92,408

		564,060

TOTAL COMMON STOCKS
(Cost $17,632,464)		24,150,624

	Face
	Amount
	($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (6.6%)

U.S. Government Securities (3.2%)
U.S. Treasury Note
3.875%, 7/31/07	$1,200,000	1,200,372

Agency Notes (0.2%)
Private Export Funding Corp. (U.S. Government Guaranteed)
5.750%, 1/15/08	40,385	41,888
3.375%, 2/15/09	33,300	32,525

		74,413

Mortgage-Backed Securities (3.2%)
Conventional Mortgage-Backed Securities (2.8%)
Government National Mortgage Assn
(1)5.000%, 1/15/30-1/15/35	467,600	469,979
(1)5.500%, 1/15/29-9/15/34	455,882	465,137
(1)6.000%, 3/15/28-1/15/33	62,687	64,713
(1)6.500%, 1/15/31-1/15/32	29,252	30,548
(1)7.000%, 4/15/23-8/15/32	27,417	28,880
(1)8.000%, 6/15/17	53	57
Non-Conventional Mortgage-Backed Securities (0.4%)
Federal Home Loan Mortgage Corp. (3)
(1)4.000%, 2/25/19-9/15/19	68,295	64,070
Federal National Mortgage Assn. (3)
(1)4.000%, 2/25/19	19,895	18,749
(1)4.510%, 5/1/13	20,128	20,146
(1)4.886%, 1/1/14	37,979	38,724
(1)5.016%, 2/1/13	19,307	19,834

		1,220,837

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,486,403)		2,495,622

CORPORATE BONDS (22.5%)

Asset-Backed/Commercial
Mortgage-Backed Securities (2.3%)
Aesop Funding II LLC
**(1)3.950%, 4/20/08	43,600	43,215
Asset Securitization Corp.
(1)7.490%, 4/14/29	17,587	18,285
Bank One Issuance Trust
(1)3.860%, 6/15/11	40,000	39,501
(1)3.450%, 10/17/11	40,000	38,918
Bear Stearns Commercial Mortgage Securities, Inc.
(1)5.610%, 11/15/33	17,250	18,123
(1)4.740%, 3/13/40	25,000	25,022
(1)4.825%, 11/11/41	49,980	50,461
(1)4.933%, 2/13/42	19,160	19,480
California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1
(1)6.420%, 12/26/09	16,110	16,689
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1
(1)6.310%, 9/25/08	4,628	4,684
Caterpillar Financial Asset Trust
(1)3.130%, 1/26/09	5,000	4,938
Chase Commercial Mortgage Securities Corp.
(1)6.390%, 11/18/30	26,340	27,631
Chase Manhattan Auto Owner Trust
(1)2.570%, 2/16/10	22,730	22,179
DLJ Mortgage Acceptance Corp.
**(1)7.600%, 5/15/30	12,221	12,613
**(1)6.820%, 10/15/30	15,390	15,880
GS Mortgage Securities Corp. II
(1)5.396%, 8/10/38	25,100	26,464
Greenwich Capital Commercial Funding Corp.
(1)4.915%, 1/5/36	47,700	48,413
(1)5.317%, 6/10/36	25,535	26,706
(1)4.799%, 8/10/42	48,375	48,807
JPMorgan Chase Commercial Mortgage Securities
(1)4.899%, 1/12/37	24,040	24,380
LB-UBS Commerical Mortgage Trust
(1)6.462%, 3/15/31	18,325	20,235
Merrill Lynch Mortgage Investors, Inc.
(1)4.501%, 2/25/35	44,629	44,116
Morgan Stanley Capital I
(1)4.780%, 12/13/41	43,275	43,603
(1)4.700%, 7/15/56	38,470	38,599
Morgan Stanley Dean Witter Capital I
(1)4.740%, 11/13/36	26,000	26,159
Nomura Asset Securities Corp.
(1)6.590%, 3/15/30	10,000	10,492
(1)6.690%, 3/15/30	13,000	14,391
USAA Auto Owner Trust
(1)2.670%, 10/15/10	5,000	4,871
(1)4.130%, 11/15/11	24,000	23,877
WFS Financial Owner Trust
(1)3.930%, 2/17/12	37,445	37,137
Wells Fargo Mortgage Backed Securities Trust
(1)4.559%, 2/25/35	20,693	20,603
(1)4.538%, 4/25/35	37,740	37,455
World Omni Auto Receivables Trust
(1)3.820%, 11/12/11	9,255	9,127

		863,054

Finance (8.0%)
Banking (3.9%)
Abbey National PLC
6.690%, 10/17/05	25,000	25,069
BB&T Corp.
7.250%, 6/15/07	36,900	38,772
5.250%, 11/1/19	8,000	8,293
BNP Paribas (New York Branch)
7.200%, 1/15/07	40,000	41,605
BTM Curacao
** 4.760%, 7/21/15	47,895	48,467
Bank One Corp.
7.875%, 8/1/10	15,000	17,134
Bank of America Corp.
5.625%, 3/8/35	46,180	47,303
Bank of Montreal
7.800%, 4/1/07	21,000	22,223
Bank of New York Co., Inc.
4.950%, 3/15/15	58,655	59,646
BankAmerica Corp.
5.875%, 2/15/09	25,000	26,247
Citicorp
6.375%, 11/15/08	15,000	15,901
Citigroup, Inc.
6.625%, 6/15/32	45,000	53,998
Credit Suisse First Boston USA, Inc.
5.875%, 8/1/06	40,000	40,525
6.500%, 1/15/12	15,000	16,609
Deutsche Bank Financial LLC
5.375%, 3/2/15	19,215	20,142
Fifth Third Bank
4.200%, 2/23/10	60,000	59,663
Golden West Financial Corp.
4.750%, 10/1/12	10,000	10,109
HBOS Treasury Services PLC
** 6.000%, 11/1/33	60,000	66,685
Huntington National Bank
4.900%, 1/15/14	16,375	16,466
JPMorgan Chase & Co.
4.500%, 11/15/10	25,000	25,126
6.750%, 2/1/11	5,115	5,649
Mellon Funding Corp.
5.000%, 12/1/14	30,000	30,740
Mizuho Finance (Cayman)
** 5.790%, 4/15/14	50,000	52,778
NBD Bancorp, Inc.
7.125%, 5/15/07	35,000	36,689
National City Bank
4.150%, 8/1/09	8,630	8,556
7.250%, 7/15/10	25,000	28,335
7.250%, 10/21/11	20,000	23,124
Northern Trust Co.
4.600%, 2/1/13	5,925	5,974
Overseas Chinese Banking Corp.
** 7.750%, 9/6/11	14,805	17,127
Paribas NY
6.950%, 7/22/13	40,000	45,873
Royal Bank of Scotland Group PLC
6.375%, 2/1/11	40,775	44,623
5.050%, 1/8/15	19,510	19,994
4.700%, 7/3/18	10,000	9,888
Scotland International Finance
** 8.850%, 11/1/06	28,000	29,421
Societe Generale
7.400%, 6/1/06	40,000	40,950
SunTrust Banks, Inc.
7.250%, 9/15/06	54,000	55,691
UFJ Finance Aruba AEC
6.750%, 7/15/13	50,000	55,737
US Bank NA
5.625%, 11/30/05	50,000	50,189
4.125%, 3/17/08	50,000	49,819
Wachovia Corp.
5.625%, 12/15/08	55,000	57,172
Washington Mutual, Inc.
7.500%, 8/15/06	40,000	41,088
Wells Fargo & Co.
6.450%, 2/1/11	5,000	5,489
6.375%, 8/1/11	15,000	16,437
5.125%, 9/1/12	10,000	10,360
World Savings Bank, FSB
4.500%, 6/15/09	14,845	14,916
4.125%, 12/15/09	33,045	32,786
Brokerage (0.1%)
Dean Witter, Discover & Co.
6.750%, 10/15/13	25,775	29,066
7.070%, 2/10/14	17,500	19,983
Finance Companies (1.0%)
American Express Centurion Bank
4.375%, 7/30/09	10,000	10,016
American Express Co.
4.750%, 6/17/09	20,000	20,289
American Express Credit Corp.
3.000%, 5/16/08	30,000	29,078
Countrywide Home Loan
5.500%, 8/1/06	30,000	30,322
FGIC Corp.
** 6.000%, 1/15/34	14,635	15,860
General Electric Capital Corp.
8.125%, 5/15/12	30,000	35,919
5.450%, 1/15/13	40,000	42,132
Household Finance Corp.
6.375%, 10/15/11	75,000	81,568
Norwest Financial, Inc.
6.250%, 12/15/07	35,000	36,837
Transamerica Financial Corp.
6.400%, 9/15/08	29,265	30,832
US Trade Funding Corp.
**(1)4.260%, 11/15/14	24,406	23,996
Wells Fargo & Co.
5.500%, 8/1/12	20,000	21,202
Insurance (2.7%)
ACE Capital Trust II
9.700%, 4/1/30	20,000	27,995
AIG SunAmerica Global Financing VI
** 6.300%, 5/10/11	60,000	65,168
Allstate Corp.
7.200%, 12/1/09	40,000	44,218
5.000%, 8/15/14	10,000	10,167
Ambac, Inc.
7.500%, 5/1/23	25,000	30,573
Cincinnati Financial Corp.
6.920%, 5/15/28	40,500	48,205
Farmers Exchange Capital
** 7.050%, 7/15/28	25,000	27,036
Florida Windstorm Underwriters
** 7.125%, 2/25/19	55,000	65,591
Frank Russell Co.
** 5.625%, 1/15/09	30,000	31,182
General Re Corp.
9.000%, 9/12/09	32,000	37,238
Hartford Financial Services Group, Inc.
7.900%, 6/15/10	35,000	39,850
4.750%, 3/1/14	15,000	14,961
Jackson National Life Insurance Co.
** 8.150%, 3/15/27	39,480	51,752
John Hancock Financial Services
5.625%, 12/1/08	16,080	16,698
Liberty Mutual Insurance Co.
**† 7.875%, 10/15/26	31,210	36,504
Marsh & McLennan Cos., Inc.
6.250%, 3/15/12	50,000	52,345
MassMutual Global Funding II
** 3.500%, 3/15/10	50,000	48,213
Mercury General Corp.
7.250%, 8/15/11	20,000	22,507
MetLife Global Funding I
** 4.500%, 5/5/10	20,000	20,016
Metropolitan Life Insurance Co.
** 7.700%, 11/1/15	51,000	60,257
New York Life Insurance
** 5.875%, 5/15/33	16,035	17,693
Pacific Life Global Funding
** 3.750%, 1/15/09	31,910	31,330
Protective Life Secured Trust
3.700%, 11/24/08	35,000	34,326
4.850%, 8/16/10	15,205	15,398
Prudential Financial, Inc.
4.750%, 4/1/14	20,000	19,933
Prudential Insurance Co.
** 7.650%, 7/1/07	20,000	21,106
St. Paul Cos., Inc.
5.750%, 3/15/07	20,000	20,407
Torchmark Corp.
7.875%, 5/15/23	45,000	57,354
XL Capital Ltd.
6.500%, 1/15/12	50,000	53,876
Real Estate Investment (0.1%)
Spieker Properties Corp. LP
7.650%, 12/15/10	25,000	28,222
Financial Other (0.2%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/13	50,000	50,023

		2,976,632

Industrial (10.2%)
Basic Industy (0.8%)
Alcan, Inc.
4.500%, 5/15/13	20,000	19,595
7.250%, 3/15/31	21,273	26,318
6.125%, 12/15/33	8,029	8,734
Alcoa, Inc.
7.375%, 8/1/10	40,000	45,139
BHP Billiton Finance BV
4.800%, 4/15/13	15,000	15,250
BHP Finance USA Ltd.
7.250%, 3/1/16	15,000	17,678
Dow Chemical Co.
7.375%, 11/1/29	20,000	25,751
E.I. du Pont de Nemours & Co.
4.125%, 4/30/10	24,930	24,820
4.750%, 11/15/12	17,560	17,937
PPG Industries, Inc.
6.875%, 2/15/12	9,355	10,598
Rohm & Haas Co.
(1)9.800%, 4/15/20	11,250	14,736
7.850%, 7/15/29	20,000	27,476
Weyerhaeuser Co.
6.000%, 8/1/06	30,000	30,540
7.375%, 3/15/32	25,000	29,843
Capital Goods (1.1%)
Boeing Capital Corp.
6.500%, 2/15/12	30,000	33,291
Caterpillar Financial Services Corp.
3.625%, 11/15/07	15,000	14,806
2.700%, 7/15/08	25,000	23,950
4.500%, 6/15/09	10,000	10,051
Caterpillar, Inc.
7.300%, 5/1/31	10,000	13,061
Deere & Co.
7.125%, 3/3/31	25,000	32,442
Emerson Electric Co.
6.300%, 11/1/05	13,875	13,923
General Dynamics Corp.
4.250%, 5/15/13	40,000	39,386
Honeywell International, Inc.
7.500%, 3/1/10	41,000	46,266
John Deere Capital Corp.
5.100%, 1/15/13	40,000	41,291
Masco Corp.
6.750%, 3/15/06	40,000	40,520
Minnesota Mining & Manufacturing Corp.
6.375%, 2/15/28	30,000	36,129
The Boeing Co.
8.750%, 9/15/31	9,800	14,735
8.625%, 11/15/31	9,460	14,069
United Technologies Corp.
7.500%, 9/15/29	19,230	25,488
Communication (1.2%)
Alltel Corp.
7.000%, 7/1/12	20,000	22,759
BellSouth Corp.
4.200%, 9/15/09	10,000	9,927
6.000%, 10/15/11	25,000	26,958
BellSouth Telecommunications
5.875%, 1/15/09	15,000	15,697
Chesapeake & Potomac Telephone Co.
7.150%, 5/1/23	10,000	11,034
Cox Communications, Inc.
7.750%, 8/15/06	30,000	30,921
Deutsche Telekom International Finance
(2)8.500%, 6/15/10	50,000	57,277
France Telecom
(2)8.000%, 3/1/11	50,000	57,830
Gannett Co., Inc.
5.500%, 4/1/07	19,250	19,641
New York Times Co.
4.500%, 3/15/10	9,450	9,512
SBC Communications, Inc.
4.125%, 9/15/09	30,000	29,623
6.150%, 9/15/34	10,000	10,757
Southwestern Bell Telephone Co.
7.600%, 4/26/07	7,000	7,355
Telecomunicaciones de Puerto Rico
6.650%, 5/15/06	13,000	13,188
Telefonica Europe BV
7.750%, 9/15/10	50,000	57,188
Verizon Global Funding Corp.
4.375%, 6/1/13	10,000	9,843
7.750%, 12/1/30	17,000	21,882
Vodafone Group PLC
5.000%, 12/16/13	10,000	10,225
5.375%, 1/30/15	40,000	41,976
Consumer Cyclical (1.9%)
CVS Corp.
4.000%, 9/15/09	40,000	39,489
4.875%, 9/15/14	35,000	35,530
Harley-Davidson Inc.
** 3.625%, 12/15/08	50,000	48,580
Home Depot Inc.
3.750%, 9/15/09	48,000	47,069
4.625%, 8/15/10	12,000	12,156
Johnson Controls, Inc.
7.125%, 7/15/17	36,300	41,944
Kohl's Corp.
6.000%, 1/15/33	55,000	59,782
Lowe's Cos., Inc.
8.250%, 6/1/10	12,870	14,943
6.875%, 2/15/28	5,790	7,085
6.500%, 3/15/29	39,900	46,723
Target Corp.
5.875%, 3/1/12	40,000	43,280
6.350%, 11/1/32	10,000	11,912
The Walt Disney Co.
6.375%, 3/1/12	20,000	22,045
Time Warner, Inc.
7.570%, 2/1/24	20,000	23,672
6.950%, 1/15/28	20,000	22,511
Toyota Motor Credit Corp.
5.500%, 12/15/08	50,000	51,987
4.250%, 3/15/10	20,000	19,976
Viacom Inc.
7.700%, 7/30/10	40,000	45,066
Wal-Mart Stores, Inc.
6.875%, 8/10/09	12,000	13,101
4.125%, 2/15/11	40,000	39,504
5.250%, 9/1/35	18,000	18,389
Wendy's International, Inc.
6.350%, 12/15/05	25,500	25,596
Consumer Noncyclical (3.7%)
Abbott Laboratories
4.350%, 3/15/14	45,000	44,440
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19	15,000	15,359
7.000%, 12/1/25	30,000	32,386
6.500%, 1/1/28	19,550	23,089
6.800%, 8/20/32	20,000	25,059
Archer-Daniels-Midland Co.
7.000%, 2/1/31	40,130	50,526
5.935%, 10/1/32	25,000	27,815
Avon Products, Inc.
4.200%, 7/15/18	30,000	28,431
Becton, Dickinson & Co.
4.550%, 4/15/13	8,000	8,001
Bristol-Myers Squibb Co.
5.750%, 10/1/11	51,000	54,442
CPC International, Inc.
6.150%, 1/15/06	6,790	6,838
Cargill Inc.
** 6.125%, 4/19/34	20,750	23,495
Clorox Co.
4.200%, 1/15/10	55,770	55,615
Coca-Cola Enterprises Inc.
5.250%, 5/15/07	13,000	13,236
6.125%, 8/15/11	30,000	32,618
7.000%, 10/1/26	10,075	12,338
Coca-Cola HBC Finance
5.500%, 9/17/15	17,440	18,463
Colgate-Palmolive Co.
7.600%, 5/19/25	13,920	18,637
ConAgra Foods, Inc.
6.750%, 9/15/11	30,000	32,803
Diageo Capital PLC
3.500%, 11/19/07	40,000	39,393
Eli Lilly & Co.
6.000%, 3/15/12	45,000	49,025
Fortune Brands Inc.
6.250%, 4/1/08	40,000	41,762
4.875%, 12/1/13	35,000	35,180
GlaxoSmithKline Capital Inc.
4.375%, 4/15/14	35,000	34,573
5.375%, 4/15/34	45,000	47,634
Hershey Foods Corp.
4.850%, 8/15/15	9,620	9,850
Kimberly-Clark Corp.
4.875%, 8/15/15	30,000	30,850
6.375%, 1/1/28	30,000	36,063
Kraft Foods, Inc.
4.625%, 11/1/06	50,000	50,145
Pepsi Bottling Group, Inc.
7.000%, 3/1/29	10,000	12,539
Pepsi Bottling Holdings Inc.
** 5.625%, 2/17/09	40,000	41,655
Pfizer, Inc.
2.500%, 3/15/07	30,000	29,325
Pharmacia Corp.
(2)6.600%, 12/1/28	12,000	14,642
Procter & Gamble Co. ESOP
(1)9.360%, 1/1/21	60,945	81,333
Schering-Plough Corp.
(2)5.550%, 12/1/13	35,000	36,869
Unilever Capital Corp.
7.125%, 11/1/10	37,000	41,638
5.900%, 11/15/32	27,000	29,993
UnitedHealth Group, Inc.
4.125%, 8/15/09	23,950	23,757
4.875%, 4/1/13	40,000	40,778
4.750%, 2/10/14	10,000	10,098
Warner-Lambert Co.
6.000%, 1/15/08	20,000	20,837
Wyeth
(2)6.950%, 3/15/11	30,000	33,323
6.500%, 2/1/34	11,500	13,479
Zeneca Wilmington Inc.
7.000%, 11/15/23	29,000	36,524
Energy (0.7%)
Amoco Corp.
6.500%, 8/1/07	25,000	26,046
Anadarko Petroleum Corp.
3.250%, 5/1/08	30,000	29,205
Apache Finance Canada
7.750%, 12/15/29	39,910	54,827
ChevronTexaco Capital Co.
3.500%, 9/17/07	27,190	26,903
Conoco, Inc.
6.350%, 4/15/09	40,000	42,850
Phillips Petroleum Co.
9.375%, 2/15/11	20,000	24,699
Suncor Energy, Inc.
7.150%, 2/1/32	20,279	26,067
5.950%, 12/1/34	20,700	23,159
Talisman Energy, Inc.
7.125%, 6/1/07	10,000	10,439
Technology (0.4%)
First Data Corp.
4.700%, 8/1/13	40,000	40,005
International Business Machines Corp.
8.375%, 11/1/19	25,000	33,892
5.875%, 11/29/32	25,000	27,919
Pitney Bowes Credit Corp.
8.550%, 9/15/09	41,890	48,256
Transportation (0.3%)
ERAC USA Finance Co.
** 7.350%, 6/15/08	21,805	23,368
** 6.700%, 6/1/34	18,000	20,310
Federal Express Corp.
(1)6.720%, 1/15/22	41,066	45,493
Southwest Airlines Co.
(1)7.540%, 6/29/15	30,772	34,938
Industrial Other (0.1%)
Dover Corp.
6.500%, 2/15/11	13,808	15,097
Snap-On Inc.
6.250%, 8/15/11	34,990	38,027

		3,824,112

Utilities (2.0%)
Electric Utilities (1.6%)
Alabama Power Co.
2.800%, 12/1/06	23,090	22,739
5.700%, 2/15/33	15,000	16,302
Carolina Power & Light Co.
5.950%, 3/1/09	20,000	20,979
Central Illinois Public Service
6.125%, 12/15/28	54,000	61,022
Consolidated Edison, Inc.
6.450%, 12/1/07	20,000	20,990
3.625%, 8/1/08	20,000	19,642
Exelon Generation Co. LLC
6.950%, 6/15/11	45,000	50,138
Florida Power & Light Co.
5.650%, 2/1/35	40,000	43,277
4.950%, 6/1/35	10,000	9,759
Kansas City Power & Light
7.125%, 12/15/05	40,000	40,301
National Rural Utilities Cooperative Finance Corp.
5.750%, 12/1/08	50,000	52,048
PacifiCorp
6.625%, 6/1/07	20,500	21,250
5.900%, 8/15/34	12,500	13,825
Public Service Electric & Gas
4.000%, 11/1/08	40,500	40,159
South Carolina Electric & Gas Co.
5.800%, 1/15/33	9,000	10,011
Southern Investments UK PLC
6.800%, 12/1/06	35,000	35,935
Virginia Electric & Power Co.
5.750%, 3/31/06	25,000	25,209
7.625%, 7/1/07	16,200	17,133
Wisconsin Electric Power Co.
4.500%, 5/15/13	21,565	21,443
Wisconsin Power & Light Co.
7.625%, 3/1/10	20,000	22,376
Wisconsin Public Service
6.080%, 12/1/28	45,000	52,257
Natural Gas (0.3%)
British Transco Finance
6.625%, 6/1/18	50,000	57,850
KeySpan Corp.
4.650%, 4/1/13	9,000	8,990
PanEnergy Corp.
7.000%, 10/15/06	25,000	25,662
Wisconsin Gas Co.
6.600%, 9/15/13	13,100	14,900
Utility Other (0.1%)
Washington Gas & Light Co.
6.150%, 1/26/26	43,500	43,655

		767,852

TOTAL CORPORATE BONDS
(Cost $8,046,157)		8,431,650

SOVEREIGN BONDS (U.S. Dollar-Denominated) (2.3%)

Bayerische Landesbank
6.375%, 10/15/05	25,000	25,067
European Investment Bank
2.375%, 6/15/07	70,000	68,294
4.000%, 3/3/10	40,000	39,856
Inter-American Development Bank
7.375%, 1/15/10	40,000	45,178
4.375%, 9/20/12	40,000	40,697
International Bank for Reconstruction & Development
6.125%, 12/19/07	20,000	20,879
4.750%, 2/15/35	40,000	41,633
Japan Finance Corp.
4.625%, 4/21/15	75,000	75,737
KFW International Finance, Inc.
4.750%, 1/24/07	15,000	15,152
7.000%, 3/1/13	10,000	11,514
Kredit Fuer Wiederaufbau
3.375%, 1/23/08	55,000	54,239
Landwirtschaft Rentenbank
4.125%, 7/15/08	50,000	49,952
Oesterreichische Kontrollbank
4.500%, 3/9/15	50,000	50,979
Province of British Columbia
4.300%, 5/30/13	40,000	40,398
Province of Manitoba
4.450%, 4/12/10	57,000	57,495
Province of Ontario
† 4.375%, 2/15/13	40,000	40,449
† 4.500%, 2/3/15	35,000	35,252
Province of Quebec
4.875%, 5/5/14	25,000	25,706
Quebec Hydro Electric
6.300%, 5/11/11	40,000	43,593
Republic of Italy
4.500%, 1/21/15	50,000	50,000
Republic of South Africa
6.500%, 6/2/14	21,900	24,196

TOTAL SOVEREIGN BONDS
(Cost $851,283)		856,266

TAXABLE MUNICIPAL BONDS (0.9%)

Chelan County WA Public Util. Dist
(4)7.070%, 6/1/07	10,000	10,464
(4)7.100%, 6/1/08	12,000	12,836
Illinois (Taxable Pension) GO
5.100%, 6/1/33	75,000	77,145
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
(5)5.501%, 5/1/34	50,000	54,014
Oakland CA Pension Obligation
(4)6.980%, 12/15/09	7,801	8,579
Oregon School Board Assn
5.528%, 6/30/28	50,000	54,011
Southern California Public Power Auth
(5)6.930%, 5/15/17	30,000	36,119
Stanford Univ. California Rev
6.875%, 2/1/24	34,745	43,685
7.650%, 6/15/26	29,000	38,321

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $305,642)		335,174

TEMPORARY CASH INVESTMENTS (3.8%)

Repurchase Agreements (2.8%)
Bank America
3.600%, 9/1/05 (Dated 8/31/05, Repurchase Value $524,652,000, Collateralized by
Federal National Mortgage Assn., 5.000%, 3/1/35)	524,600	524,600
UBS Securities LLC
3.600%, 9/1/05 (Dated 8/31/05, Repurchase Value $532,853,000, Collateralized by
Federal Home Loan Mortgage Corp., 7.500%-10.500%, 8/1/06-7/1/20, Federal
National Mortgage Assn., 4.000%-15.500%, 1/1/06-8/1/35)	532,800	532,800

		1,057,400

	Shares

Money Market Fund (1.0%)
Vanguard Market Liquidity Fund, 3.542%† †	369,193,070	369,193

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,426,593)		1,426,593

TOTAL INVESTMENTS (100.6%)
(Cost $30,748,542)		37,695,929

OTHER ASSETS AND LIABILITIES (-0.6%)		(236,179)

NET ASSETS (100%)		$37,459,750

*Non-income-producing security.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $959,298,000, representing 2.6% of net assets.
†Part of security position is on loan to broker/dealers.
††Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Adjustable-rate note.
(3)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(4)Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
(5)Scheduled principal and interest payments are guaranteed by FSA (Financial Security Assurance).
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $30,748,542,000. Net unrealized appreciation of investment securities for tax purposes was $6,947,387,000, consisting of unrealized gains of $7,216,783,000 on securities that had risen in value since their purchase and $269,396,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.